UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737
                                                     ---------

                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)

                               13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
                           --------------------------
               (Address of principal executive offices) (Zip code)

                        U. S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                           --------------------------
                     (Name and address of agent for service)

                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31
                         ---------

Date of reporting period: FEBRUARY 28, 2007
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-annual Report




THE PURISIMA FUNDS

SEMI-ANNUAL REPORT (UNAUDITED)
FEBRUARY 28, 2007

The Purisima Total Return Fund

TABLE OF CONTENTS

  A Letter to Our Shareholders                           2
  Sector Breakdown                                       5
  Expense Example                                        5
  Schedule of Investments                                7
  Statement of Assets and Liabilities                   12
  Statement of Operations                               13
  Statement of Changes in Net Assets                    14
  Financial Highlights                                  15
  Notes to Financial Statements                         16
  Other Information                                     21
  Trustees and Officer Information                      24
  Privacy Notice                                        28

INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.


Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of certain qualified retirement plans. The Funds will not accept your account if you are investing for another person as attorney-in-fact. The Funds also will not accept accounts with a "Power of Attorney" in the registration section of the Purchase Application.

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima Total Return Fund for the six-month period ended February 28, 2007. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK:

The bull market forged ahead virtually unabated during the period. As expected, global markets rebounded from the mid-2006 correction with vigor, and the MSCI World Index benchmark gained 10.4%. The Fund benefited from these gains by maintaining maximum equity exposure throughout the period.

Energy was the only sector in the MSCI World Index benchmark to post a negative return for the period. Oil and gas prices were constrained by unseasonably warm weather in the US and Europe, curbing demand for heating oil and natural gas. In addition, many historically volatile regions were subdued from a geopolitical standpoint, reducing concerns about energy supply disruptions. We believe these are temporary phenomena and energy prices will continue to benefit from global economic strength. The Telecommunications Services sector was particularly strong during the period, returning almost 20% with the Materials and Consumer Discretionary sectors not far behind.

Strong foreign currencies and equity markets led to another period in which foreign equities outperformed domestic issues. Additionally, calendar year 2006 marked the fifth consecutive year of foreign leadership, and the trend has continued through the first months of 2007. Equity valuations are extremely compelling in the US, but these conditions are even more pronounced abroad. As a result, we believe foreign stocks should continue to lead the way, and the Fund should continue to benefit from global diversification.

In addition to attractive valuations, economic and market conditions have continued to create an extremely positive backdrop for global equities. Forecasters are almost uniformly cynical of the current economic expansion, restricting their debate to whether the global economy is in for a hard or soft landing. The possibility that the global economy might not be in for a landing at all is almost universally ignored and thus contains tremendous potential for a positive surprise. We believe the current economic expansion will continue to exceed expectations, and this continued expansion should be reflected in stronger than expected corporate earnings growth and higher equity prices.

Benign inflation expectations have resulted in low interest rates globally. This environment has made inexpensive capital readily available to both corporations and individuals, fueling global economic growth and propelling equity prices. Nowhere is the impact more manifest than in the continued wave of global merger and acquisition activity. Total global merger and acquisition activity in 2006 approached an astonishing $4 trillion, and the torrid pace shows no sign of moderating in 2007. Hundreds of billions of dollars in deals have already been announced this year, and the momentum should continue.

Low interest rates and attractive relative equity valuations are also driving a dramatic increase in corporate share repurchases. Share repurchases and merger and acquisition activity combine to reduce the overall supply of equities in an environment where new share issuance is limited. This is bullish because equity prices, like all market based prices, are determined by the intersection of supply and demand. In other words, if demand for equities stays constant or increases, as we believe it will given the aforementioned bullish factors, a shrinking supply of equities will result in higher equity prices.

Despite our optimism for global equities, we are ever mindful of potential risk factors. Many perceived risks appear overblown and pose little, if any, real threat in our view. Sub-prime mortgage delinquencies, the US housing market, and a weak US dollar make good headlines, but they lack significant economic relevance. At most, these factors could restrain investor sentiment and keep the reality of extremely positive economic conditions from being fully reflected in equity prices in the short term.

The potential for increased legislation in the US and abroad poses one of the most significant actual risks to global equity markets. Attempts by legislators to correct perceived problems such as trade disparities, the sub-prime mortgage "crisis", and "inequalities" in wealth distribution are more often than not ill-conceived and do more harm than good. We are hopeful legislators will be cautious about enacting measures that would disrupt the efficiencies of the global economy, but these factors warrant close monitoring.

At present, we believe positive market and economic fundamentals make the potential for strong equity returns extremely compelling and outweigh potential risks. Once again, the greatest unknown for equity markets is the degree to which the positive fundamentals will be realized. Restrained investor sentiment could result in modest gains for global equities, but more emphatic positive sentiment could lead to extremely strong returns. Given the very bullish backdrop for equities and barring deterioration of the aforementioned actual risk factors, we do not believe a significant decline in equity prices is in the cards.

FUND POSITIONING

The Fund remains fully invested in equities. Fund positioning has not changed materially as many of the underlying factors that have supported markets throughout this bull market remain firmly in place. The Fund is positioned to take advantage of strong global economic growth by emphasizing economically sensitive sectors such as Energy and Industrials. It is also positioned to capitalize on continued robust merger and acquisition activity by holding a high concentration of shares of companies we believe make attractive acquisition targets.

The Fund remains overweight to foreign equities relative to the MSCI World Index benchmark. The foreign component includes some exposure to emerging markets, which we believe are particularly well suited to take advantage of global economic growth and increased globalization. On a country basis, the Fund remains significantly overweight to Japan. Economic conditions in the world's second largest economy continue to improve, indicating the country has emerged from years of economic stagnation. In addition, Japanese equities should benefit from new laws scheduled to go into effect later this year intended to enable acquisitions by foreign companies.

We believe the Fund is positioned well to take advantage of what should continue to be a good or possibly great year for the global equity markets.

CLOSING REMARKS

For the 6-month period ending February 28, 2007, the Fund achieved strong absolute returns but underperformed the MSCI World Index benchmark (Purisima Total Return Fund: 8.00% vs. MSCI World Index: 10.38%). Looking forward, we believe the current strategy should allow the Fund to produce strong absolute and relative returns. Global equity markets are now entering the fifth year of this bull market, and the environment for equities indicates there are more gains to come. As always, we are monitoring market, economic and political conditions closely for indications risk factors are becoming more relevant, but at present we see little cause for concern and many reasons for optimism.

Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus.

Fisher Investments is the Adviser to The Purisima Funds. The Purisima Funds are distributed by Quasar Distributors, LLC 04/07

SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA TOTAL RETURN FUND
                    ---------------------------------------
                    Basic Materials                    7.9%
                    Communications                     1.9%
                    Consumer, Cyclical                 6.0%
                    Consumer, Non-cyclical            10.8%
                    Energy                            17.3%
                    Financial                         27.9%
                    Industrial                        18.5%
                    Technology                         3.9%
                    Utilities                          5.2%
                    Mutual Funds                       0.6%
                    ---------------------------------------
                    Total                            100.0%

----------
(1) Percentage of Total Investments as of February 28, 2007.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2006 to February 28, 2007, for the Total Return Fund.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        ACTUAL         HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND           PERFORMANCE     (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (09/01/06)    $1,000.00               $1,000.00
Ending Account Value (02/28/07)       $1,073.30               $1,017.80
Expenses Paid During Period(1)        $    7.25               $    7.05
--------------------------------------------------------------------------------

----------
(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.41% for the Total Return Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.4%

AEROSPACE & DEFENSE: 4.2%
      27,400   Embraer-Empresa Brasileira
                 de Aeronautica S.A. - ADR                         $  1,242,590
     137,500   Honeywell International, Inc.                          6,385,500
      44,800   Lockheed Martin Corp.                                  4,358,144
      82,300   United Technologies Corp.                              5,401,349
                                                                   ------------
                                                                     17,387,583
                                                                   ------------
AIR FREIGHT & LOGISTICS: 1.6%
      58,600   FedEx Corp.                                            6,690,948
                                                                   ------------
AUTOMOBILES: 1.4%
     252,600   Nissan Motor Co. Ltd. - ADR                            5,807,274
                                                                   ------------
BIOTECHNOLOGY: 2.2%
     108,600   Celgene Corp. (a)                                      5,788,380
     110,900   Medimmune, Inc. (a)                                    3,538,819
                                                                   ------------
                                                                      9,327,199
                                                                   ------------
CAPITAL MARKETS: 10.6%
      14,545   Ameriprise Financial, Inc.                               850,301
     165,800   Credit Suisse Group - ADR                             11,481,650
      44,000   Goldman Sachs Group, Inc.                              8,870,400
      78,850   Lehman Brothers Holdings, Inc.                         5,779,705
      89,800   Morgan Stanley                                         6,727,816
     203,550   Nomura Holdings, Inc. - ADR                            4,388,538
     106,050   UBS AG                                                 6,261,192
                                                                   ------------
                                                                     44,359,602
                                                                   ------------
CHEMICALS: 1.9%
      78,200   BASF AG - ADR                                          7,953,722
                                                                   ------------
COMMERCIAL BANKS: 6.9%
      25,900   Banco Bradesco S.A. - ADR                                952,861
     444,675   Banco Santander Central Hispano S.A. - ADR             8,248,721
     134,232   Intesa Sanpaolo SpA - ADR (a)                          5,856,676
      14,800   Kookmin Bank - ADR                                     1,322,232
     459,200   Mitsubishi Ufj Financial Group, Inc. - ADR             5,611,424
     538,700   Sumitomo Mitsui Financial Group, Inc. - ADR            5,228,569
      19,300   Woori Finance Holdings Co. Ltd. - ADR                  1,476,643
                                                                   ------------
                                                                     28,697,126
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT: 1.1%
     239,000   Motorola, Inc.                                      $  4,426,280
                                                                   ------------
COMPUTERS & PERIPHERALS: 1.4%
     288,400   EMC Corp. (a)                                          4,023,180
      50,000   Fujitsu Limited - ADR                                  1,734,395
                                                                   ------------
                                                                      5,757,575
                                                                   ------------
CONSTRUCTION MACHINERY & EQUIPMENT: 1.9%
      87,700   Komatsu Ltd. - ADR                                     7,801,476
                                                                   ------------
CONSTRUCTION MATERIALS: 0.4%
      47,400   Cemex S.A. de C.V. - ADR (a)                           1,610,652
                                                                   ------------
CONSUMER FINANCE: 1.6%
      48,825   ORIX Corp. - ADR                                       6,693,908
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES: 1.3%
     125,927   ING Groep N.V. - ADR                                   5,380,861
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.8%
      45,600   Alltel Corp.                                           2,762,904
      47,147   Windstream Corp.                                         709,562
                                                                   ------------
                                                                      3,472,466
                                                                   ------------
ELECTRIC UTILITIES: 3.1%
      56,500   American Electric Power Co., Inc.                      2,534,590
      81,600   DPL, Inc.                                              2,461,872
      46,600   Edison International                                   2,186,472
      48,100   FirstEnergy Corp.                                      3,009,617
      69,600   PPL Corp.                                              2,646,192
                                                                   ------------
                                                                     12,838,743
                                                                   ------------
ELECTRONIC COMPUTERS: 0.7%
      42,225   Hitachi Ltd. - ADR                                     2,934,637
                                                                   ------------
ENERGY EQUIPMENT & SERVICES: 6.1%
     129,600   Baker Hughes, Inc.                                     8,438,256
     119,800   Schlumberger Ltd.                                      7,523,440
      35,000   Tenaris S.A. - ADR                                     1,589,350
     102,700   Transocean, Inc. (a)                                   7,875,036
                                                                   ------------
                                                                     25,426,082
                                                                   ------------
FOOD & STAPLES RETAILING: 0.3%
      38,300   Wal-Mart De Mexico S.A. de C.V. - ADR                  1,475,454
                                                                   ------------
FOOD PRODUCTS: 2.2%
      83,500   Cadbury Schweppes Plc - ADR                            3,593,005
     168,200   Groupe Danone - ADR                                    5,720,482
                                                                   ------------
                                                                      9,313,487
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES: 2.1%
      33,400   Cigna Corp.                                         $  4,759,500
      71,100   Health Net, Inc. (a)                                   3,801,717
                                                                   ------------
                                                                      8,561,217
                                                                   ------------
HOUSEHOLD DURABLES: 1.0%
     219,300   Matsushita Electric Industrial Co. Ltd. - ADR          4,396,965
                                                                   ------------
HOUSEHOLD PRODUCTS: 0.8%
      49,725   Procter & Gamble Co.                                   3,157,040
                                                                   ------------
INDUSTRIAL CONGLOMERATES: 2.9%
      72,550   General Electric Co.                                   2,533,446
      92,150   Siemens AG - ADR                                       9,734,726
                                                                   ------------
                                                                     12,268,172
                                                                   ------------
INSURANCE: 3.0%
     174,550   AXA - ADR                                              7,451,539
     134,875   Millea Holdings, Inc. - ADR                            5,001,165
                                                                   ------------
                                                                     12,452,704
                                                                   ------------
INVESTMENT ADVICE: 1.0%
     175,100   Amvescap Plc - ADR                                     4,179,637
                                                                   ------------
MACHINERY: 5.0%
     104,500   Caterpillar, Inc.                                      6,731,890
     125,700   Illinois Tool Works, Inc.                              6,498,690
     149,800   Kubota Corp. - ADR                                     7,451,052
                                                                   ------------
                                                                     20,681,632
                                                                   ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: 0.8%
     100,300   Hoya Corp. - ADR                                       3,470,731
                                                                   ------------
METALS & MINING: 5.6%
      21,300   AngloGold Ashanti Ltd. - ADR                             938,478
     102,500   BHP Billiton Ltd. - ADR                                4,409,550
      52,000   Cia Vale Do Rio Doce - ADR                             1,536,600
      92,100   Freeport-McMoRan Copper & Gold, Inc.                   5,287,461
     306,400   Kobe Steel Ltd. - ADR                                  6,154,626
      23,900   Rio Tinto Plc - ADR                                    5,178,174
                                                                   ------------
                                                                     23,504,889
                                                                   ------------
METALS SERVICE CENTERS & OFFICES: 1.0%
      12,110   Mitsui & Co. Ltd. - ADR                                4,289,362
                                                                   ------------
MOTOR VEHICLES & PASSENGER CAR BODIES: 0.5%
      38,775   Fuji Heavy Industries Ltd. - ADR                       2,114,079
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER: 0.6%
      44,900   Sempra Energy                                       $  2,696,245
                                                                   ------------
OIL & GAS: 11.6%
     145,000   Anadarko Petroleum Corp.                               5,833,350
      59,100   Canadian Natural Resources Ltd.                        2,972,730
     100,200   ConocoPhillips                                         6,555,084
      68,000   Devon Energy Corp.                                     4,468,280
      74,500   EnCana Corp.                                           3,620,700
     127,200   Occidental Petroleum Corp.                             5,874,096
     108,300   Royal Dutch Shell Plc - ADR                            7,040,583
      31,800   Sasol Ltd. - ADR                                       1,023,960
     161,100   Talisman Energy, Inc.                                  2,782,197
     124,008   Total S.A. - ADR                                       8,348,219
                                                                   ------------
                                                                     48,519,199
                                                                   ------------
PETROLEUM REFINING: 1.5%
     141,600   E.ON AG - ADR                                          6,175,176
                                                                   ------------
PHARMACEUTICALS: 4.7%
      98,200   AstraZeneca Plc - ADR                                  5,511,966
      91,450   GlaxoSmithKline Plc - ADR                              5,136,746
      57,700   Johnson & Johnson                                      3,637,985
     118,450   Merck & Co., Inc.                                      5,230,752
                                                                   ------------
                                                                     19,517,449
                                                                   ------------
REAL ESTATE: 2.4%
      18,200   Alexandria Real Estate Equities, Inc.                  1,914,458
      31,900   AMB Property Corp.                                     1,875,082
      25,400   Camden Property Trust                                  1,828,292
      16,100   Essex Property Trust, Inc.                             2,236,129
      20,418   Public Storage, Inc.                                   2,067,731
                                                                   ------------
                                                                      9,921,692
                                                                   ------------
ROAD & RAIL: 1.0%
      82,300   Canadian Pacific Railway Ltd.                          4,395,643
                                                                   ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 2.6%
     112,075   KLA-Tencor Corp.                                       5,798,761
     158,950   Texas Instruments, Inc.                                4,921,092
                                                                   ------------
                                                                     10,719,853
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL: 0.8%
     103,600   Lowe's Companies, Inc.                              $  3,373,216
                                                                   ------------
TEXTILE MILL PRODUCTS: 0.8%
      47,000   Toray Industries, Inc. - ADR                           3,391,567
                                                                   ------------
TOTAL COMMON STOCKS
  (cost $289,810,395)                                              $415,141,543
                                                                   ------------
MUTUAL FUNDS: 0.6%
   2,421,436   SEI Daily Income Trust Government Fund                 2,421,436
                                                                   ------------
TOTAL MUTUAL FUNDS
  (cost $2,421,436)                                                $  2,421,436
                                                                   ------------
TOTAL INVESTMENTS
  (cost $292,231,831): 100.0%                                      $417,562,979
                                                                   ------------
Liabilities in Excess of Other Assets: 0.0%                            (177,201)
NET ASSETS: 100.0%                                                 $417,385,778
                                                                   ============

ADR - American depositary receipt.
(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at cost                              $292,214,994
                                                                  ============
  Investments in securities, at value                             $417,562,979
  Receivables:
    Dividends and interest                                             544,975
    Fund shares sold                                                   202,292
Other assets                                                            76,431
                                                                  ------------
    Total Assets                                                   418,386,677
                                                                  ------------
LIABILITIES
  Payables for fund shares redeemed                                    277,904
  Accrued advisory fees (Note 3)                                       327,869
  Accrued distribution fees (Note 4)                                   279,940
  Accrued administration fees (Note 3)                                  24,065
  Accrued transfer agent fees                                           33,774
  Other accrued expenses                                                57,347
                                                                  ------------
    Total Liabilities                                                1,000,899
                                                                  ------------
NET ASSETS                                                        $417,385,778
                                                                  ============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                    18,137,323
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $      23.01
                                                                  ============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $297,621,897
  Accumulated net investment loss                                   (3,848,255)
  Accumulated net realized loss on investments                      (1,735,849)
  Net unrealized appreciation on investments                       125,347,985
                                                                  ------------
    Net assets                                                    $417,385,778
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

INVESTMENT INCOME
Income
  Dividends (net of foreign taxes withheld of $162,138)            $  2,817,314
  Interest & other income                                                70,888
                                                                   ------------
    Total income                                                      2,888,202
                                                                   ------------
Expenses
  Advisory fees (Note 3)                                              2,010,941
  Distribution fees (Note 4)                                            353,734
  Administration fees (Note 3)                                          150,136
  Transfer agent fees                                                    73,852
  Fund accounting fees                                                   51,358
  Custody fees                                                           43,257
  Insurance expense                                                      41,789
  Reports to shareholders                                                10,285
  Registration fees                                                      12,417
  Audit fees                                                             11,901
  Legal fees                                                             19,931
  Trustee fees                                                            9,258
  Miscellaneous                                                           4,614
                                                                   ------------
    Total expenses                                                    2,793,473
                                                                   ------------
    NET INVESTMENT INCOME                                                94,729
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                      108,679
  Change in net unrealized appreciation on investments               28,330,659
                                                                   ------------
    Net gain on investments                                          28,439,338
                                                                   ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $ 28,534,067
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED       YEAR ENDED
                                           FEBRUARY 28, 2007    *AUGUST 31, 2006
                                           -----------------    ----------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                       $     94,729        $    674,614
  Net realized gain on investments                 108,679          11,633,430
  Change in net unrealized appreciation
    on investments                              28,330,659          34,526,644
                                              ------------        ------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                           28,534,067          46,834,688
                                              ------------        ------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                    (1,378,884)         (4,857,625)
                                              ------------        ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (1,378,884)         (4,857,625)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)         2,932,236          19,897,125
                                              ------------        ------------
      TOTAL INCREASE IN NET ASSETS              30,087,419          61,874,188
                                              ------------        ------------
NET ASSETS
  Beginning of period                          387,298,359         325,424,171
                                              ------------        ------------
  END OF PERIOD                               $417,385,778        $387,298,359
                                              ============        ============
Undistributed net investment loss             $ (3,848,255)       $ (2,564,100)
                                              ============        ============

(a) A summary of capital share transactions is as follows:

                               SIX MONTHS ENDED                YEAR ENDED
                              FEBRUARY 28, 2007*            AUGUST 31, 2006
                           ------------------------    ------------------------
                             SHARES        VALUE         SHARES        VALUE
                           ----------  ------------    ----------  ------------
Shares sold                 1,568,007  $ 35,379,062     3,149,391  $ 66,243,656
Shares issued on
  reinvestment of
  distributions                56,352     1,288,215       216,984     4,596,749
Shares issued from merger          --            --       325,790     6,431,095
Shares redeemed            (1,493,124)  (33,735,041)   (2,785,212)  (57,374,375)
                           ----------  ------------    ----------  ------------
Net increase                  131,235  $  2,932,236       906,953  $ 19,897,125
                           ==========  ============    ==========  ============

----------
* Unaudited.

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                                             YEAR ENDED AUGUST 31,
                                   SIX MONTHS ENDED       ------------------------------------------------------------
                                    FEB. 28, 2007++         2006         2005         2004         2003         2002
                                   ----------------       --------     --------     --------     --------     --------
Net asset value, beginning
  of period                                $  21.51       $  19.03     $  16.58     $  15.31     $  14.06     $  18.73
                                           --------       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.28)          0.04         0.10         0.07         0.07         0.09
  Net realized and unrealized
    gain (loss) on investments                 1.86           2.72         2.42         1.27         1.34        (2.91)
                                           --------       --------     --------     --------     --------     --------
Total from investment operations               1.58           2.76         2.52         1.34         1.41        (2.82)
                                           --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
  From net investment income                  (0.08)         (0.28)       (0.07)       (0.07)       (0.05)       (0.19)
  From net realized gain                         --             --           --           --        (0.11)       (1.66)
                                           --------       --------     --------     --------     --------     --------
Total distributions                           (0.08)         (0.28)       (0.07)       (0.07)       (0.16)       (1.85)
                                           --------       --------     --------     --------     --------     --------
Net asset value, end of period             $  23.01       $  21.51     $  19.03     $  16.58     $  15.31     $  14.06
                                           ========       ========     ========     ========     ========     ========
Total return                                   7.33%**       14.54%       15.20%        8.72%       10.22%      (16.72%)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (millions)                             $  417.4       $  387.3     $  325.4     $  298.6     $  244.1     $  181.6
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped                       1.41%*         1.49%        1.46%        1.49%        1.56%        1.51%+
  After fees waived and expenses
    absorbed or recouped                       1.41%*         1.49%        1.49%        1.50%        1.50%        1.50%+
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                      0.06%*         0.21%        0.52%        0.42%        0.55%        1.03%
Portfolio turnover rate                        0.30%**       43.47%       16.68%       19.50%       12.57%       60.76%

*     Annualized.
**    Not annualized.
++    Unaudited.
#     Net of fees waived.
+ With dividend expense on securities sold short, which was 0.10%. Otherwise, ratio of net expenses to average net assets would be 1.50%.

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 UNAUDITED

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

      B. Federal Income and Excise Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

            As of August 31, 2006, the Total Return Fund has a capital loss carryforward available to offset future capital gains, if any, of $1,540,425, of which $83,515 expires in 2011, $338,881 expires in
            2012 and $1,118,029 expires in 2013.

      C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      D. Use of Estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      E. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      F. Securities Sold Short. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2006, the Total Return Fund increased accumulated net investment loss by $90,771, and increased accumulated net realized loss on investments by $36,608.

      H. Indemnification Obligations. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
         SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2007, the Adviser had previously recouped all fees previously waived and expenses absorbed from the Total Return Fund.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 28, 2007, Purisima Total Return Fund paid USBFS $150,136 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2007, the Fund incurred $353,734 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 28, 2007 were as follows:

                       FUND             PURCHASES          SALES
                       ----             ---------          -----
                Total Return Fund      $3,502,192       $1,206,601

NOTE 6 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of February 28, 2007, the components of distributable earnings on a tax basis were as follows:

                                       TOTAL RETURN
                                       ------------
Cost of investments for tax purposes   $296,532,220
                                       ------------
Gross tax unrealized appreciation      $124,055,352
Gross tax unrealized depreciation      $ (3,024,593)
                                       ------------
Net tax unrealized appreciation        $121,030,759
                                       ============

The tax composition of dividends are as follows:

                                                                   LONG TERM
                         ORDINARY      INCOME     LONG TERM      CAPITAL GAINS
                          INCOME     PER SHARE   CAPITAL GAINS     PER SHARE
                        ----------   ---------   -------------   -------------
Total Return Fund
  2/28/2007             $1,378,884    $0.0763          --              --
  8/31/2006             $4,857,625    $0.2825          --              --

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENTS

In December, 2005, the Financial Accounting Standards Board ("FASB") released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements has not yet been determined.

In July, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are `'more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 26, 2006, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return Fund. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on the Fund's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

      1.    Nature, Extent and Quality of Services

            The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the Quarterly Report from the Adviser was extremely sophisticated and thorough. The Board commented on the quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the relative decline of the Fund as a percentage of the Adviser's assets under management.

            Other Services. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

            The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders.

      2.    Investment Performance

            The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the Morgan Stanley Capital Institutional World Index and the Morgan Stanley Capital International EAFE Index) and mutual fund peer groups objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those indexes and its peers. The Fund modestly underperformed its peer group of funds for the 3- and 5-year periods, but has shown improved relative outperformance recently for the one-year periods. The Fund has lagged the indexes for shorter, recent periods, but has more favorable relative performance over the longer term (such as since inception).

            The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

      3.    Advisory Fees and Total Expenses

            The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that, in the past, the Adviser had waived significant fees in respect of the Fund to maintain an overall expense limitation, which the Adviser would not be able to recoup, thus indicating a substantial investment by the Adviser in that Fund. The Board noted that the Fund is currently operating slightly below its expense limit. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

      4.    Adviser, Costs, Level of Profits and Economies of Scale

            The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's past waiver of fees in respect of the Fund. The Board did not specifically examine the Adviser's level of profitability on the Fund given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonability of the Fund's fees and expenses compared to peer funds. The Board concluded that the Fund's cost structure is reasonable.

      5.    Ancillary Benefits

            The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

      6.    Conclusions

            Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

          Name, Address,                 Position(s) Held
          Date of Birth                     with Trust           Year Elected(1)
--------------------------------------------------------------------------------
Kenneth L. Fisher* (born 1950)         President and Trustee           1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Pierson E. Clair III (born 1948)              Trustee                  1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Scott LeFevre (born 1957)                     Trustee                  2001
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1949)            Trustee                  2003
13100 Skyline Blvd.
Woodside, CA 94062:
--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)                    Trustee                  1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)              Trustee                  1996
13100 Skyline Blvd.
Woodside, CA 94062

                                                               Number of
                                                             Portfolios in
                                                             Fund Complex            Other
                 Principal Occupation(s)                      Overseen by        Directorships
                 During Past Five Years                        Director              Held
----------------------------------------------------------------------------------------------
Chief Executive Officer and majority shareholder of                2                 None
Fisher Investment, Inc., the sole shareholder of the
Adviser, and has served in such capacities since the
incorporation of the Adviser in 1986. Prior thereto,
he was the founder of Fisher Investments, a sole
proprietorship which commenced operations in 1979.
----------------------------------------------------------------------------------------------
President and Chief Executive Officer of Brown & Haley             2               Signature
since 1998 (fine confectioners); Vice President of                                Foods, Inc.
Blummer Chocolate Company from 1980 to 1997, where he
had been employed since 1970.
----------------------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital Management, a                   2                 None
registered investment adviser.
----------------------------------------------------------------------------------------------
Executive Director of the law firm of Berding & Weil,              2             Diablo Valley
LLP since 1990.                                                                   Bank; East
                                                                                   Bay BOMA.
----------------------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA, a registered               2                 None
investment adviser since 1990.
----------------------------------------------------------------------------------------------
Attorney in private practice in Palo Alto, California.             2                 None
Prior to entering private practice in June of 1981,
served as a Branch Chief of the Los Angeles Regional
Office of the U.S. Securities and Exchange Commission.
----------------------------------------------------------------------------------------------

                                    Position(s) Held
   Name, Address, Age                  with Trust             Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)                   Chief                      2005
13100 Skyline Blvd.                    Compliance
Woodside, CA 94062                      Officer
--------------------------------------------------------------------------------
Keith Shintani (born 1963)           Secretary and                  2006
2020 East Financial Way                Assistant
Glendora, CA 91741                     Treasurer
--------------------------------------------------------------------------------
Michael Ricks (born 1977)              Treasurer                    2006
2020 East Financial Way
Glendora, CA 91741
--------------------------------------------------------------------------------

----------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                                    Number of
                                                  Portfolios in
                                                  Fund Complex         Other
          Principal Occupation(s)                  Overseen by     Directorships
          During Past Five Years                     Director           Held
--------------------------------------------------------------------------------
Vice President and Chief Compliance Officer            N/A              None
of the Adviser. Vice President of Charles
Schwab & Co., Inc. from 1995 to 2004, where
he had been employed since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund                    N/A              None
Services, LLC and its predecessor,
Investment Company Administration, LLC
since 1998.
--------------------------------------------------------------------------------
Assistant Vice President of U.S. Bancorp               N/A              None
Fund Services, LLC since 2001.
--------------------------------------------------------------------------------

PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and
THE PURISIMA FUNDS collect non-public information about you from the following sources:

      o     Information we receive about you on applications or other forms;
      o     Information you give us orally; and
      o     Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

                     This page is intentionally left blank.

THE PURISIMA FUNDS

Semi-Annual Report (Unaudited)
February 28, 2007

The Purisima All-Purpose Fund

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the six-month period ended February 28, 2007. The Fund seeks to provide protection against declines in value of the US and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST
RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

Fisher Investments is the Adviser to The Purisima Funds. The Purisima Funds are distributed by Quasar Distributors, LLC. 04/07

                              SECTOR BREAKDOWN(1)
                                  (Unaudited)

PURISIMA ALL-PURPOSE FUND

  ---------------------------------------------------------------------------
  U.S. Treasury Obligations                                             81.2%
  Mutual Funds                                                          18.8%
  ---------------------------------------------------------------------------
  Total                                                                100.0%

(1) Percentage of Total Investments as of February 28, 2007.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2006 to February 28, 2007 for the Purisima All-Purpose Fund.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND              ACUTAL         HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)         PERFORMANCE     (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (09/01/06)    $1,000.00               $1,000.00

Ending Account Value (02/28/07)       $1,032.70               $1,017.36

Expenses Paid During Period(1)            $7.56                   $7.50
--------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's expense ratio for the four month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the four month period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 108.7%

U.S. TREASURY BILL: 108.7%
      30,000   4.940%, 05/24/2007                                  $     29,650
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $29,653)                                            29,650
                                                                   ------------
   SHARES
------------
MUTUAL FUNDS: 25.1%
       6,855   SEI Daily Income Trust Government Fund                     6,855
                                                                   ------------
TOTAL MUTUAL FUNDS
               (cost $6,855)                                              6,855
                                                                   ------------
TOTAL INVESTMENTS
               (cost $36,508): 133.8%                              $     36,505
Liabilities in Excess of Other Assets: (33.8)%                           (9,230)
                                                                   ------------
TOTAL NET ASSETS: 100.0%                                           $     27,275
                                                                   ============

The accompanying notes are a integral part of these financial statements.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 28, 2007 (UNAUDITED)

                                                                  ALL-PURPOSE
                                                                      FUND
                                                                 ------------
ASSETS
  Investments in securities, at cost                             $     36,508
                                                                 ============
  Investments in securities, at value                            $     36,505
  Receivables:
    Dividends and interest                                                 41
  Due from Adviser (Note 3)                                            11,008
  Other Assets                                                          8,613
                                                                 ------------
      Total Assets                                                     56,167
                                                                 ------------
LIABILITIES
  Accrued administration fees (Note 3)                                  2,058
  Accrued transfer agent fees                                           3,954
  Accrued audit fees                                                    6,942
  Accrued fund accounting fees                                          6,882
  Accrued reports to shareholders                                         273
  Other accrued expenses                                                8,783
                                                                 ------------
    Total Liabilities                                                  28,892
                                                                 ------------
NET ASSETS                                                       $     27,275
                                                                 ============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                        2,705
                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                      $      10.08
                                                                 ============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                $     27,047
  Accumulated net investment income                                       233
  Accumulated net realized loss on investments                             (2)
  Net unrealized depreciation on investments                               (3)
                                                                 ------------
    Net assets                                                   $     27,275
                                                                 ============

The accompanying notes are an integral part of these financial statements.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                  ALL-PURPOSE
                                                                      FUND
                                                                 ------------

INVESTMENT INCOME
  Income
    Interest                                                     $      1,057
                                                                 ------------
      Total income                                                      1,057
                                                                 ------------
Expenses
  Advisory fees                                                           133
  Administration fees                                                  18,825
  Transfer agent fees                                                   7,446
  Fund accounting fees                                                 14,368
  Custody fees                                                          1,106
  Insurance expense                                                       740
  Reports to shareholders                                                 483
  Registration fees                                                    11,388
  Audit fees                                                            6,943
  Legal fees                                                            4,197
  Trustee fees                                                          9,129
  Miscellaneous                                                            92
                                                                 ------------
    Total expenses                                                     74,850
    Less: Reimbursement by Adviser (Note 3)                            74,651
                                                                 ------------
    Net expenses                                                          199
                                                                 ------------
      NET INVESTMENT INCOME                                               858
                                                                 ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS
  Net realized gain on investments                                          4
  Change in net unrealized depreciation on investments                     (3)
                                                                 ------------
    Net gain on investments                                                 1
                                                                 ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $        859
                                                                 ============

The accompanying notes are an integral part of these financial statements.

                            PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  FOR THE PERIOD
                                                                                                                 NOVEMBER 1, 2005^
                                                                                            SIX MONTHS ENDED           THRU
DECREASE IN NET ASSETS FROM:                                                               FEBRUARY 28, 2007*     AUGUST 31, 2006
                                                                                           ------------------   ------------------
OPERATIONS
  Net investment income                                                                    $              858   $            1,422
  Net rea lized gain on investments                                                                         4                   (6)
  Change in net unrealized depreciation on investments                                                     (3)                  --
                                                                                           ------------------   ------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  859                1,416
                                                                                           ------------------   ------------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                                                           (1,899)                (148)
                                                                                           ------------------   ------------------
    TOTAL DISTRIBUTIONS TO SHARE HOLDERS                                                               (1,899)                (148)
                                                                                           ------------------   ------------------
CAPITAL SHARE TRANSACTIONS
  Net increa se in net assets derived from net change in outstanding shares (a)                         1,899               25,148
                                                                                           ------------------   ------------------
    TOTAL INCREASE IN NET ASSETS                                                                          859               26,416
                                                                                           ------------------   ------------------
NET ASSETS
  Beginning of period                                                                                  26,416                   --
                                                                                           ------------------   ------------------
  END OF PERIOD                                                                            $           27,275   $           26,416
                                                                                           ==================   ==================
  Undistributed net investment income                                                      $              233   $            1,274
                                                                                           ==================   ==================

(a) A summary of capital share transactions is as follows:

                                                             SIX MONTHS ENDED                        NOVEMBER 1, 2005^
                                                            FEBRUARY 28, 2007*                     THRU AUGUST 31, 2006

                                                       SHARES               VALUE                SHARES               VALUE
                                                 ------------------   ------------------   ------------------   ------------------
Shares sold                                                      --   $               --                2,500   $           25,000
Shares issued on reinvestment of distributions                  190                1,899                   15                  148
Shares redeemed                                                  --                   --                   --                   --
                                                 ------------------   ------------------   ------------------   ------------------
Net increase                                                    190   $            1,899                2,515   $           25,148
                                                 ==================   ==================   ==================   ==================

^ Commencement of Operations.
* Unaudited.

The accompanying notes are an integral part of these financial statements.

PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                                      FOR THE PERIOD
                                                                     NOVEMBER 1, 2005^
                                            SIX MONTHS ENDED               THRU
                                           FEBRUARY 28, 2007++       AUGUST 31, 2006
                                           ------------------       ------------------
Net asset value, beginning of period                   $10.50                   $10.00
                                           ------------------       ------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.33                     0.56
  Net realized and unrealized gain
    (loss) on investments                                0.00                     0.00
                                           ------------------       ------------------
Total from investment operations                         0.33                     0.56
                                           ------------------       ------------------
LESS DISTRIBUTIONS:
  From net investment income                            (0.75)                   (0.06)
                                           ------------------       ------------------
Total distributions                                     (0.75)                   (0.06)
                                           ------------------       ------------------
Net asset value, end of period                         $10.08                   $10.50
                                           ==================       ==================
Total return                                             3.27%**                  5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)                 $27.3                    $26.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                                   568.62%*                 620.25%*
  After fees waived                                      1.50%*                   1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                                6.52%*                   6.71%*

Portfolio turnover rate                                  0.00%**                  0.00%**

*  Annualized.
** Not annualized.
++ Unaudited.
#  Net of fees waived.
^  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                            PURISIMA ALL-PURPOSE FUND

NOTES TO FINANCIAL STATEMENTS
February 28, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A . Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

      B. Federal Income and Excise Taxes. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

                            PURISIMA ALL-PURPOSE FUND

            In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

            As of August 31, 2006, the Fund had a post-October loss deferral of $6.

      C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      D. Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      E. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      F. Options. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

            Options purchased are recorded as investments; options written
            (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement

                            PURISIMA ALL-PURPOSE FUND

            proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2007, the Fund had no options outstanding.

      G. Securities Sold Short. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      H. Indemnification Obligations. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
         SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2007, the Fund paid the Adviser $133.

                            PURISIMA ALL-PURPOSE FUND

As of February 28, 2007, the Adviser has reimbursed the Fund $74,651 to limit its total expenses to not more than 1.50% of the average daily net assets.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 28, 2007, Purisima All-Purpose Fund paid USBFS $18,825 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2007, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February 28, 2007, were as follows:

      FUND                             PURCHASES        SALES
      ----                             ---------        -----
      Purisima All-Purpose Fund           $ 0            $ 0

NOTE 6 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

                           PURISIMA ALL-PURPOSE FUND

As of February 28, 2007, the components of distributable earnings on a tax basis were as follows:

                                                     All-Purpose
                                                     -----------
Cost of investments for tax purposes                 $    36,508
                                                     ===========
Gross tax unrealized appreciation                    $         0
Gross tax unrealized depreciation                    $        (3)
                                                     -----------
Net tax unrealized depreciation                      $        (3)

The tax composition of dividends are as follows:

                                                                     Long Term
                          Ordinary     Income        Long Term     Capital Gains
                           Income     Per Share    Capital Gains     Per Share
                          ------------------------------------------------------
Purisima All-Purpose
Fund
   2/28/2007               $1,899      $0.7552           --               --
   8/31/2006                 $148      $0.0592           --               --

** Under current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENTS

In December, 2005, the Financial Accounting Standards Board ("FASB") released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements has not yet been determined.

In July, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

OTHER INFORMATION -

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 27, 2005, the Board of Trustees considered its initial approval of the Investment Management Agreement for the All-Purpose Fund. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on the Adviser's investment results; proposed portfolio composition; past portfolio trading practices for other mutual funds advised by the Adviser; and other information relating to the nature, extent and quality of services expected to be provided by the Adviser to the Fund. In addition, the Board reviewed information regarding, as applicable, the Fund's advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

In deciding to approve the Agreement, the Board of Trustees did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1. Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the product provided by the Adviser and noted that the Quarterly Report from the Adviser with respect to its other mutual funds was extremely sophisticated and thorough. The Board commented on the quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other Services. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser should benefit the Fund and its shareholders.

2. Investment Performance

The Fund had not yet commenced investment operations so the Board reviewed the Adviser's investment performance for its other mutual funds, knowing that such information was only of limited value with respect to the Fund.

The Board ultimately concluded that the Adviser is likely to have investment performance in managing the Fund that will benefit the Fund and its shareholders.

3. Advisory Fees and Total Expenses

The Board reviewed the proposed advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in applicable peer fund indices. The Board observed that the Fund's proposed advisory fees and total expenses were reasonable compared to the median fee and expense levels of the other funds, but also recognized the unique investment objective of the Fund and the absence of any close comparisons. The Board noted that the Adviser is likely to need to waive significant fees in respect of the Fund, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

4. Adviser, Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding the Adviser's likely costs of providing services to the Fund, as well as the resulting absence of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its likely initial asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they might exist in the future, effectively would be shared given the Adviser's initial likely waiver of fees in respect of the Fund. The Board concluded that the Fund's cost structure is reasonable.

5. Ancillary Benefits

The Board considered a variety of other benefits possibly received by the Adviser, including possible ancillary benefits to its institutional management business. The Board reviewed the Adviser's portfolio trading practices, noting that the Adviser may receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, and other soft dollar research benefits.

6. Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement would be fair and reasonable to the Fund and its shareholders, that the Fund's shareholders should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at Http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

      The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

      The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                 POSITION(S)                                                          FUND COMPLEX       OTHER
NAME, ADDRESS,                   HELD WITH         YEAR              PRINCIPAL OCCUPATION(S)           OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                      TRUST        ELECTED(1)           DURING PAST FIVE YEARS             DIRECTOR          HELD
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher*             President and       1996     Chief Executive Officer and majority            2             None
(born 1950)                       Trustee                   shareholder of Fisher Investments, Inc.,
13100 Skyline Blvd.                                         the sole shareholder of the Adviser, and
Woodside, CA 94062                                          has served in such capacities since the
                                                            incorporation of the Adviser in 1986.
                                                            Prior thereto, he was the founder of
                                                            Fisher Investments, a sole
                                                            proprietorship which commenced
                                                            operations in 1979.

Pierson E. Clair III              Trustee          1996     President and Chief Executive Officer of        2       Signature Foods,
(born 1948)                                                 Brown & Haley since 1998 (fine                                Inc.
13100 Skyline Blvd.                                         confectioners); Vice President of
Woodside, CA 94062                                          Blummer Chocolate Company from 1980 to
                                                            1997, where he had been employed since
                                                            1970.

Scott LeFevre                     Trustee          2001     Sole proprietor of LeFevre Capital              2             None
(born 1957)                                                 Management, a registered investment
13100 Skyline Blvd.                                         adviser.
Woodside, CA 94062

Alfred D. McKelvy, Jr.            Trustee          2003     Executive Director of the law firm of           2         Diablo Valley
(born 1949)                                                 Berding & Weil, LLP since 1990.                          Bank; East Bay
13100 Skyline Blvd.                                                                                                       BOMA.
Woodside, CA 94062:

Bryan F. Morse                    Trustee          1996     Sole proprietor of Bryan F. Morse, RIA,         2             None
(born 1952)                                                 a registered investment adviser since
13100 Skyline Blvd.                                         1990.
Woodside, CA 94062

Grover T. Wickersham              Trustee          1996     Attorney in private practice in Palo            2             None
(born 1949)                                                 Alto, California. Prior to entering
13100 Skyline Blvd.                                         private practice in June of 1981, served
Woodside, CA 94062                                          as a Branch Chief of the Los Angeles
                                                            Regional Office of the U.S. Securities
                                                            and Exchange Commission.

Tom Fishel                    Chief Compliance     2005     Vice President and Chief Compliance            N/A            None
(born 1960)                       Officer                   Officer of the Adviser. Vice President
13100 Skyline Blvd.                                         of Charles Schwab & Co., Inc. from 1995
Woodside, CA 94062                                          to 2004, where he had been employed
                                                            since 1983.

Keith Shintani (born 1963)     Secretary and       2006     Vice President of U.S. Bancorp Fund            N/A            None
2020 East Financial Way          Assistant                  Services, LLC and its predecessor,
Glendora, CA 91741               Treasurer                  Investment Company Administration, LLC
                                                            since 1998.

Michael Ricks (born 1977)        Treasurer         2006     Assistant Vice President of U.S. Bancorp       N/A            None
2020 East Financial Way                                     Fund Services, LLC since 2001.
Glendora, CA 91741

----------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                 PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

o     Information we receive about you on applications or other forms;

o     Information you give us orally; and

o     Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

Privacy Notice 10.2006

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

      (1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) The Purisima Funds

      By (Signature and Title)* /s/ Kenneth L. Fisher
                                ----------------------------
                                Kenneth L. Fisher, President

      Date 4/27/07


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Kenneth L. Fisher
                               ----------------------------
                               Kenneth L. Fisher, President

      Date 4/27/07

      By (Signature and Title)* /s/ Michael Ricks
                               ----------------------------
                               Michael Ricks, Treasurer

      Date 5/1/07

* Print the name and title of each signing officer under his or her signature.